Offerings - Offering: 1	Sep. 03, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	false
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices.
(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, the Registrant is deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go
basis. This registration statement also covers an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, other securities registered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units.